Borrowings - Argentinian Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 72,299		$ 37,965
Total debt	971,090		968,280	$ 862,116
Net book value of pledged assets	451,904		324,129
Argentina Subsidiaries | IFC Tranche A 1 Due September 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount	25,000
Total debt	$ 0		18,180
Argentina Subsidiaries | IFC Tranche A 1 Due September 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | IFC Tranche B 1 due September 2021
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 25,000
Total debt	$ 0		14,290
Argentina Subsidiaries | IFC Tranche B 1 due September 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | Rabobank Due June 2024
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 50,000
Total debt	$ 50,000		50,000
Argentina Subsidiaries | Rabobank Due June 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	6.17%
Argentina Subsidiaries | IFC Tranche A 3 due June 2028
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 12,600
Total debt	$ 12,600		0
Argentina Subsidiaries | IFC Tranche A 3 due June 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | IFC Tranche B 3 Due June 2028
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 9,400
Total debt	$ 9,410		$ 0
Argentina Subsidiaries | IFC Tranche B 3 Due June 2028 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 100,000
Argentina Subsidiaries | IFC Tranche A And B Granted 2020 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | Adeco Agropecuaria S.A. | IFC Tranche A And B Granted 2016
Disclosure of detailed information about borrowings [line items]
Net book value of pledged assets	$ 113,000
Argentina Subsidiaries | Adeco Agropecuaria S.A. | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Net book value of pledged assets	241,800
Argentina Subsidiaries | Pilagá S.A. | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Net book value of pledged assets	35,700
Argentina Subsidiaries | Bañado del Salado S.A. | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Net book value of pledged assets	$ 44,300